The fair value measurement of the investment in key management insurance policy has been categorized as Level 3 based on the inputs to the valuation technique used and is positively correlated to the surrender cash value. (Details) - Fair Value, Inputs, Level 3 [Member] - HKD ($)
12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Balance at beginning of the year	$ 1,157,520	$ 1,157,520
Change in fair value recognized in the consolidated statements of operations	186,409	0	[1]
Balance at end of the year	$ 1,343,929	$ 1,157,520

[1]	The change in fair value was not material for the year ended September 30, 2024.